Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The options were exercised automatically on the business day prior to their expiration in accordance with their terms. The options were settled on a net exercise basis with shares withheld with respect to the exercise price and tax liability incurred upon exercise. As a result, 105 shares of common stock were issued to Mr. Maione and 12,379 shares of common stock were issued to Mr. Ghasemi. The Company has not granted stock options since fiscal 2015 and there are no stock options that remain outstanding.